575 Madison Avenue New York, NY 10022 212.940.8800 tel 212.940.8776 fax PETER J. SHEA peter.shea@kattenlaw.com 212 940-6447 direct 212 894-5724 fax

February 22, 2008

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Form N-1A Filing for IndexIQ Trust Registration No.: 811-22185

Dear Sir or Madam:

On behalf of our client, IndexIQ Trust (the “Trust”), filed with this correspondence is a registration statement on Form N-1A concerning the registration of the Trust and the shares of IQ Alpha Hedge Composite Fund, which is a series of the Trust, under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”).

Concurrently with this registration, the Trust has filed a related notification of registration on Form N-8A pursuant to the 1940 Act.

Please do not hesitate to contact me at (212) 940-6447, or in my absence, Gregory E. Xethalis at (212) 940-8587 if you have any questions or comments with respect to the enclosed filing.

Very truly yours,
/s/ Peter J. Shea
Peter J. Shea

Cc (w/enclosures):	Mr. Adam S. Patti
Mr. Gregory D. Bassuk
Ms. Kathleen H. Moriarty, Esq.
Mr. Gregory E. Xethalis, Esq.